Note 23 - Non-current allowances and provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Non-current allowances and provisions [Abstract]
Disclosure of detailed information about non-current allowances and provisions from liabilities [text block]

	Year ended December 31,
	2021	2020
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	73,218	54,599
Translation differences	(2,476)	(5,739)
Increase due to business combinations (*)	-	26,542
Additional provisions	13,896	478
Reclassifications	4,014	557
Used	(5,096)	(3,219)
Values at the end of the year	83,556	73,218

(*)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.